TRADE RECEIVABLES (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Receivables [Abstract]
Payment processor receivables		$ 9,855	$ 15,067
Trade receivables	[1]	33,559	23,470
Total trade receivables		$ 43,414	$ 38,537

[1]	The balance as of December 31, 2023, included $8.0 million overdue more than 90 days but less than one year.